Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	80.00%
Net income for the year	$ 19,720	$ 7,605	$ 24,995
Exploration And Production Refining Transportation And Marketing Gas And Power And Distribution Segment [Member] | Petrobras International Braspetro Pibbv [Member] | Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Several
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 42,613
Shareholders'equity (deficit)	63,714
Net income for the year	$ 3,848
Country	Netherlands
Refining Transportation And Marketing Segment [Member] | Petrobras Transporte S A Transpetro [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 2,246
Shareholders'equity (deficit)	1,077
Net income for the year	$ 189
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Araucaria Nitrogenados S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 229
Net income for the year	$ (80)
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Fabrica Carioca De Catalizadores S A F C C [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Sales revenues	$ 57
Shareholders'equity (deficit)	47
Net income for the year	$ 13
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Logum Logistica S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 202
Net income for the year	$ (22)
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Petrocoque S A Industria E Comercio [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 35
Net income for the year	$ 30
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Refinaria De Petroleo Riograndense S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	33.20%
Proportion of voting rights held in subsidiary	33.33%
Shareholders'equity (deficit)	$ (39)
Net income for the year	$ (47)
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Metanol Do Nordeste S A Metanor [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	34.54%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 22
Net income for the year	$ 4
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Companhia De Coque Calcinado De Petroleo S A Coquepar [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	45.00%
Proportion of voting rights held in subsidiary	45.00%
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Braskem S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	36.15%
Proportion of voting rights held in subsidiary	47.03%
Shareholders'equity (deficit)	$ (642)
Net income for the year	$ 72
Country	Brazil
Refining Transportation And Marketing Segment [Member] | Nitroclor Ltda [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	38.80%
Proportion of voting rights held in subsidiary	38.80%
Country	Brazil
Biofuels Segment [Member] | Petrobras Biocombustivel S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 335
Shareholders'equity (deficit)	152
Net income for the year	$ 1
Country	Brazil
Gas And Power Segment [Member] | Termomacae Ltda [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 11
Shareholders'equity (deficit)	55
Net income for the year	$ 8
Country	Brazil
Gas And Power Segment [Member] | Termobahia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	98.85%
Proportion of voting rights held in subsidiary	98.85%
Shareholders'equity (deficit)	$ 60
Net income for the year	$ 10
Country	Brazil
Gas And Power Segment [Member] | Baixada Santista Energia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 50
Net income for the year	$ (5)
Country	Brazil
Gas And Power Segment [Member] | Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Sales revenues	$ 266
Shareholders'equity (deficit)	63
Net income for the year	$ 80
Country	Brazil
Gas And Power Segment [Member] | Petrobras Bioeconomia F I D C [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	49.01%
Proportion of voting rights held in subsidiary	49.01%
Shareholders'equity (deficit)	$ 21
Net income for the year	$ 2
Country	Brazil
Gas And Power Segment [Member] | Brasympe Energia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 13
Net income for the year	$ (1)
Country	Brazil
Gas And Power Segment [Member] | Energetica S U A P E I I [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 101
Net income for the year	$ 34
Country	Brazil
Gas And Power Segment [Member] | Bioenergetica Britaruma S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Country	Brazil
Gas And Power Segment [Member] | Transportadora Sulbrasileirade Gas T S B [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	G&LCE
Proportion of ownership interest in subsidiary	25.00%
Proportion of voting rights held in subsidiary	25.00%
Shareholders'equity (deficit)	$ 3
Net income for the year	$ 1
Country	Brazil
Corporate Segment [Member] | Braspetro Oil Services Company Brasoil [Member] | Country Of Cayman Islands [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 1
Country	Cayman Islands
Corporate Segment [Member] | Fundo De Investimento Imobiliario R B Logistica F I I [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	99.15%
Proportion of voting rights held in subsidiary	99.15%
Shareholders'equity (deficit)	$ 24
Net income for the year	$ 5
Country	Brazil
Corporate Segment [Member] | Procurement Negocios Eletronicos S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	72.00%
Proportion of voting rights held in subsidiary	49.00%
Sales revenues	$ 14
Shareholders'equity (deficit)	3
Net income for the year	$ 2
Country	Brazil
Corporate Segment [Member] | Petrobras Comercializadora De Energia Ltda P B E N [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 31
Shareholders'equity (deficit)	13
Net income for the year	$ 8
Country	Brazil
Corporate Segment [Member] | Associacao Petrobras De Saude [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	93.47%
Proportion of voting rights held in subsidiary	93.47%
Sales revenues	$ 988
Shareholders'equity (deficit)	144
Net income for the year	$ 12
Country	Brazil